Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	Thousands of Euros
	31/12/2022	31/12/2021
Current deposits	5	—
Cash in hand and at banks	547,974	655,493
Total cash and cash equivalents recognized in the balance sheet	547,979	655,493
Restricted cash	—	2,020,118
Total cash and cash equivalents recognized in the statement of cash flows	547,979	2,675,611